Supplement dated March 1, 2019
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the
Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2018
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2018
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2018
Columbia Convertible Securities Fund	7/1/2018
Columbia Global Strategic Equity Fund	6/1/2018
Columbia Large Cap Enhanced Core Fund	7/1/2018
Columbia Large Cap Growth Fund III	7/1/2018
Columbia Large Cap Index Fund	7/1/2018
Columbia Mid Cap Index Fund	7/1/2018
Columbia Overseas Value Fund	7/1/2018
Columbia Select Global Growth Fund	7/1/2018
Columbia Select International Equity Fund	7/1/2018
Columbia Select Large Cap Equity Fund	7/1/2018
Columbia Select Mid Cap Value Fund	7/1/2018
Columbia Short Term Bond Fund	8/1/2018
Columbia Short Term Municipal Bond Fund	9/1/2018
Columbia Small Cap Index Fund	7/1/2018
Columbia Small Cap Value Fund II	7/1/2018
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2018
Columbia Adaptive Retirement 2025 Fund	8/1/2018
Columbia Adaptive Retirement 2030 Fund	8/1/2018
Columbia Adaptive Retirement 2035 Fund	8/1/2018
Columbia Adaptive Retirement 2040 Fund	8/1/2018
Columbia Adaptive Retirement 2045 Fund	8/1/2018
Columbia Adaptive Retirement 2050 Fund	8/1/2018
Columbia Adaptive Retirement 2055 Fund	8/1/2018
Columbia Adaptive Retirement 2060 Fund	8/1/2018
Columbia Adaptive Risk Allocation Fund	10/1/2018
Columbia Alternative Beta Fund	10/1/2018
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2018
Columbia Bond Fund	9/1/2018
Columbia Corporate Income Fund	9/1/2018
Columbia Dividend Income Fund	10/1/2018
Columbia High Yield Municipal Fund	10/1/2018
Columbia Large Cap Growth Fund	12/1/2018
Columbia Multi-Asset Income Fund	9/1/2018
Columbia Pacific/Asia Fund	8/1/2018
Columbia Real Estate Equity Fund	5/1/2018
Columbia Select Large Cap Growth Fund	8/1/2018
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Fund	Prospectus Dated
Columbia Small Cap Value Fund I	9/1/2018
Columbia Tax-Exempt Fund	12/1/2018
Columbia Total Return Bond Fund	9/1/2018
Columbia U.S. Social Bond Fund	12/1/2018
Columbia U.S. Treasury Index Fund	9/1/2018
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2018
Columbia Capital Allocation Conservative Portfolio	6/1/2018
Columbia Capital Allocation Moderate Portfolio	6/1/2018
Columbia Commodity Strategy Fund	10/1/2018
Columbia Disciplined Core Fund	12/1/2018
Columbia Disciplined Growth Fund	12/1/2018
Columbia Disciplined Value Fund	12/1/2018
Columbia Dividend Opportunity Fund	10/1/2018
Columbia Flexible Capital Income Fund	10/1/2018
Columbia Floating Rate Fund	12/1/2018
Columbia Global Equity Value Fund	7/1/2018
Columbia Global Infrastructure Fund	9/1/2018
Columbia Global Opportunities Fund	12/1/2018
Columbia Government Money Market Fund	12/1/2018
Columbia High Yield Bond Fund	10/1/2018
Columbia Income Builder Fund	6/1/2018
Columbia Income Opportunities Fund	12/1/2018
Columbia Inflation Protected Securities Fund	12/1/2018
Columbia Large Cap Value Fund	10/1/2018
Columbia Limited Duration Credit Fund	12/1/2018
Columbia Minnesota Tax-Exempt Fund	12/1/2018
Columbia Mortgage Opportunities Fund	10/1/2018
Columbia Overseas Core Fund	2/20/2018
Columbia Quality Income Fund	10/1/2018
Columbia Select Large Cap Value Fund	10/1/2018
Columbia Select Small Cap Value Fund	10/1/2018
Columbia Seligman Communications & Information Fund	10/1/2018
Columbia Small/Mid Cap Value Fund	10/1/2018
Columbia Strategic Municipal Income Fund	12/1/2018
Effective immediately the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" of each Fund's Prospectus is hereby superseded and replaced with the following:
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts or through another financial intermediary. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.

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The financial intermediary-specific information below may be provided by, or compiled from or based on information provided by, the financial intermediaries noted. While the Funds, the Investment Manager and the Distributor do not establish these financial intermediary-specific policies, our representatives are available to you if you have questions about, or can direct you to the financial intermediary if you need help understanding, these financial intermediary-specific policies.
Ameriprise Financial Services, Inc. (Ameriprise Financial Services)
The following information has been provided by Ameriprise Financial Services:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial Services:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial Services:
Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial Services platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■	Shares purchased through an Ameriprise Financial Services investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial Services’ platform (if an Advisory or similar share class for such investment advisory program is not available).
■	Shares purchased through reinvestment of dividends and capital gain distributions when purchasing shares of the same Fund (but not any other fund within the Columbia Funds).
■	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■	Employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■	Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., rights of reinstatement).
Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill Lynch)
The following information has been provided by Merrill Lynch:
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible for the following sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:
Class A Shares Front-End Sales Charge Discounts Available at Merrill Lynch:
Merrill Lynch makes available breakpoint discounts on Class A shares of the Fund through:
■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible Columbia Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases of Columbia Funds, through Merrill Lynch, over a 13-month period of time (if applicable).

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Class A Shares Front-End Sales Charge Waivers Available at Merrill Lynch:
■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held in the name of the plan through an omnibus account
■	Shares purchased by or through a 529 Plan
■	Shares purchased through a Merrill Lynch affiliated investment advisory program
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
■	Shares of funds purchased through the Merrill Edge Self-Directed platform
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Columbia Fund)
■	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
■	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
■	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
■	Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
CDSC Waivers on Class A and C Shares Available at Merrill Lynch:
■	Shares redeemed following the death or disability of the shareholder
■	Shares sold as part of a systematic withdrawal plan as described in this prospectus
■	Redemptions that constitute a return of excess contributions from an IRA
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
■	There will be no CDSC charged on the sale of Fund shares acquired through a right of reinstatement
■	The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only).
Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)
The following information has been provided by Morgan Stanley Wealth Management:
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund’s prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
■	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
■	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
■	Shares purchased through a Morgan Stanley self-directed brokerage account
■	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program
■	Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

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Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James:
■	Shares purchased in an investment advisory program.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Funds).
■	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■	Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■	Death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■	Return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
■	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■	Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at Raymond James: Breakpoints and/or Rights of Accumulation:
■	Breakpoints as described in this prospectus.
■	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries
Shareholders purchasing Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:
Class A Shares Front-End Sales Charge Waiver Available at RBC Capital Markets, LLC:
■	For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but

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are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
Shareholders should retain this Supplement for future reference.

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